Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2021 and December 31, 2020 are summarized below:

	Asset Derivatives as of December 31, 2021(*)	Asset Derivatives as of December 31, 2020(*)	Liability Derivatives as of December 31, 2021(**)	Liability Derivatives as of December 31, 2020(**)
Derivatives designated as hedging instruments
Foreign exchange contracts	87,878	13,410	33,315	21,517
Cross-currency interest rate swaps	27,286	16,851	—	—
	$115,164	$30,261	$33,315	$21,517
Derivatives not designated as hedging instruments
Foreign exchange contracts	—	1,266	7,500	1,062
	$115,164	$31,527	$40,815	$22,579

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2021 and December 31, 2020, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2021	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2020	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2021	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2020
Foreign exchange contracts	$110,348	$12,602	$(32,949)	$41,787

(*)    Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

B.    EFFECT ON CASH FLOW HEDGING (Cont.)

Amount Excluded from Effectiveness Testing Recognized in Income (*):

	as of December 31, 2021	as of December 31, 2021
Foreign exchange contracts	$(1,615)	$4,662
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$865	$79

(*)    Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The net effect on earnings from the cross-currency swaps in 2021 was a gain of approximately $26,474, of which approximately $18,347 was offset against exchange rate differences related to Series B Notes and approximately $1,719 increased the interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2021 is summarized below:

	Buy December 31, 2021	Buy December 31, 2020	Sell December 31, 2021	Sell December 31, 2020
Euro	$527,378	$80,340	$872,751	$420,154
GBP	6,333	4,866	165,980	109,224
NIS	894,013	52,600	334,157	—
Other	20,837	19,608	247,846	176,185
	$1,448,561	$157,414	$1,620,734	$705,563